Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Restructuring Fiscal 2011 Plan Severance Costs	Dec. 31, 2012 Restructuring Fiscal 2011 Plan Severance Costs	Dec. 31, 2012 Restructuring Fiscal 2011 Plan Severance Costs Second Quarter Twenty Thirteen	Dec. 31, 2010 2010 Management Transition Severance Costs	Dec. 31, 2011 2010 Management Transition Severance Costs	Mar. 31, 2013 2010 Management Transition Severance Costs Subsequent Event	Dec. 31, 2012 Converged Messaging Services Severance Costs	Dec. 31, 2012 Converged Messaging Services Lease And Facilities Exit Costs
Restructuring Cost and Reserve [Line Items]
Total Restructuring Charges (Recoveries)	$ 2,000	$ 522,000	$ 489,000	$ 3,549,000	$ 5,361,000	$ 3,100,000	$ 500,000		$ 3,800,000	$ 400,000		$ 8,400,000	$ 1,800,000
Restructuring charges for discontinued operations				1,600,000	2,000,000
Anticipated severance and severance-related charges								200,000
Expected severance payment											$ 15,000